T. ROWE PRICE Target 2030 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 45 .6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  86,047 22,769 20,435 18,778,883 88,261
New Income Fund  73,711 14,458 18,522 9,021,345 73,163
International Bond Fund (USD
Hedged)  29,126 4,208 6,894 3,134,953 27,055
Emerging Markets Bond Fund  16,429 2,200 3,885 1,647,748 16,461
Dynamic Global Bond Fund  17,620 2,792 4,495 2,117,736 15,862
U.S. Treasury Long-Term Index
Fund  14,869 1,039 5,232 1,708,213 12,658
High Yield Fund  14,225 1,277 3,176 2,103,261 12,556
Floating Rate Fund  4,900 429 1,081 460,993 4,172
Dynamic Credit Fund  2,791 993 834 335,676 2,950
Total Bond Funds (Cost $ 259,692 ) 253,138
EQUITY FUNDS 51 .2%
T. Rowe Price Funds:
Value Fund  47,183 4,249 9,556 868,418 45,861
Growth Stock Fund  44,131 8,200 7,690 390,124 40,397
International Value Equity Fund  26,673 1,725 6,384 932,974 24,836
U.S. Large-Cap Core Fund  31,666 3,156 10,162 540,130 24,047
Equity Index 500 Fund  22,792 8,905 8,004 132,325 23,662
Overseas Stock Fund  23,101 1,429 5,376 1,201,781 21,392
Real Assets Fund  20,908 1,493 7,989 928,762 19,495
International Stock Fund  20,212 2,494 3,640 849,464 19,147
Hedged Equity Fund  14,437 2,718 3,183 1,098,775 14,625
Emerging Markets Discovery Stock
Fund  9,245 755 3,149 461,456 9,626
Mid-Cap Value Fund  9,922 861 3,082 248,164 8,844
Emerging Markets Stock Fund  7,632 427 1,818 174,352 8,812
Mid-Cap Growth Fund  10,761 905 3,309 83,902 8,493
New Horizons Fund (3) 4,520 1,237 929 90,053 5,145
Small-Cap Value Fund  6,115 742 2,038 91,855 5,116
Small-Cap Stock Fund  5,290 523 1,316 79,609 4,958
Total Equity Funds (Cost $ 176,700 ) 284,456

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .2%
Money Market Funds  3.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 25,781 20,767 28,941 17,606,510 17,607
Total Short-Term Investments (Cost $ 17,607 ) 17,607
Total Investments in Securities 100.0%
(Cost $453,999) $ 555,201
Other Assets Less Liabilities (0.0)% (237)
Net Assets 100.0% $ 554,964
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$7,364 and $7,364, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (3) $ — $ 161
Dynamic Global Bond Fund  (350) (55) 530
Emerging Markets Bond Fund  (260) 1,717 808
Emerging Markets Discovery Stock Fund  425 2,775 458
Emerging Markets Stock Fund  289 2,571 158
Equity Index 500 Fund  3,526 (31) 204
Floating Rate Fund  (10) (76) 259
Growth Stock Fund  8,636 (4,244) 48
Hedged Equity Fund  923 653 201
High Yield Fund  (97) 230 740
International Bond Fund (USD Hedged)  (366) 615 839
International Stock Fund  2,093 81 568
International Value Equity Fund  3,848 2,822 827
Limited Duration Inflation Focused Bond Fund  (428) (120) 3,691
Mid-Cap Growth Fund  797 136 64
Mid-Cap Value Fund  631 1,143 192
New Horizons Fund  575 317 —
New Income Fund  (1,493) 3,516 2,660
Overseas Stock Fund  2,546 2,238 643
Real Assets Fund  1,730 5,083 737
Small-Cap Stock Fund  541 461 36
Small-Cap Value Fund  908 297 78
U.S. Large-Cap Core Fund  4,440 (613) 295
U.S. Treasury Long-Term Index Fund  (1,247) 1,982 430
Value Fund  3,417 3,985 682
U.S. Treasury Money Fund, 3.76% — — 635
Affiliates not held at period end (8) — 6
Totals $ 31,063 # $ 25,483 $ 15,950 +

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $12,893 of the net realized gain (loss).
+ Investment income comprised $15,950 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2030 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F187-054Q3 02/26